Business Combinations - Schedule of Business Combinations (Details)	6 Months Ended	12 Months Ended
	Mar. 31, 2020	Sep. 30, 2019
Business Combinations [Abstract]
Name of Entity	Aqua Mining (PNG) Ltd	Aqua Mining (PNG) Ltd
Country of Incorporation	Papua New Guinea	Papua New Guinea
Acquisition Date	Feb. 28, 2014	Feb. 28, 2014
Voting Equity Interests	90.00%	90.00%